New and amended standards and interpretations	12 Months Ended
Dec. 31, 2022
New and amended standards and interpretations
New and amended standards and interpretations

3. New and amended standards and interpretations

On 1 January 2022, Nokia adopted the following amendments to the accounting standards issued by the IASB and endorsed by the EU:

◾	Amendments to IFRS 3 Business Combinations: Reference to the Conceptual Framework,
◾	Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use,
◾	Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract, and
◾	Amendments included in the Annual Improvements to IFRS Accounting Standards 2018-2020 Cycle.

The amendments had no material impact on Nokia’s consolidated financial statements.

Nokia has not early adopted any new or amended standards or interpretations that have been issued but are not yet effective. The new and amended standards and interpretations issued by the IASB that are effective in future periods are not expected to have a material impact on the consolidated financial statements of Nokia when adopted. Nokia intends to adopt these new and amended standards and interpretations, if applicable, when they become effective and are endorsed by the EU.